Plant and Equipment (Details Narrative) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Asian Equity Exchange Group Co LTD [Member]
Depreciation	$ 907	$ 2,207